CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH
Schedule of cash and cash equivalents

	2011	2012	2012
	RUR	RUR	$
Cash	590	926	30.5
Cash equivalents:
Bank deposits	1,737	5,530	182.1
Investments in money market funds	3,603	969	31.9

Total cash and cash equivalents	5,930	7,425	244.5